Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 5
Entity Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001329606
Entity Primary SIC Number	3990
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2990 Redhill Ave
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(949)
Local Phone Number	273-4990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2990 Redhill Ave
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
Contact Personnel Name	Kambiz Mahdi